Fair value measurement, Reconciliation of non-financial assets classified within Level 3 (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	$ 3,991,912	$ 3,266,830
Amount recognized in other comprehensive income [Abstract]
Ending balance	4,607,416	3,991,912
Recurring [Member] | Level 2 [Member]
Reconciliation between the carrying amounts of non-financial assets [Abstract]
Beginning balance	1,535,379	1,520,707
Amount recognized in other comprehensive income [Abstract]
Revaluation surplus	0	22,974
Additions and disposals, net	(96,098)	(8,302)
Ending balance	1,439,281	1,535,379
Effects from unrealized gains from fair value measurements	$ 0	$ 0